Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Small- & Mid-Cap Fund))	0 Months Ended
Oct. 26, 2012
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none